TRADE AND OTHER RECEIVABLES	12 Months Ended
Jun. 30, 2026
Trade and other receivables [abstract]
TRADE AND OTHER RECEIVABLES	TRADE AND OTHER RECEIVABLES

	2026	2025
	US$	US$
Current
Receivables from U.S. Government(1)	3,175,925	774,248
Receivables from other third-parties	106,556	49,020
Total trade and other receivables	3,282,481	823,268
Note:
(1)As disclosed in Note 1(aa), receivables from the U.S. Government comprise amounts due for reimbursement of equipment purchases made under government programs, and qualifying expenditures incurred in connection with the Titan DFS.